Inventories, net - Summary of Inventories (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Brake North America and Asia group [Member]
Inventory [Line Items]
Excluded inventory classified in current assets of discontinued operations	$ 221